Business Combination (Tables)	12 Months Ended
Dec. 31, 2022
Business Combination and Asset Acquisition [Abstract]
Schedule of Reverse Capitalizations
The total number of shares of the Company’s common stock outstanding immediately following the Business Combination was comprised as follows:

Shares
ABIC public shares, prior to redemptions	40,000,000
Less: redemption of ABIC public shares	(36,597,112)

LiveWire public stockholders	3,402,888
Legacy LiveWire Equityholder (1)	161,000,000
H-D PIPE investment	10,000,000
H-D Backstop investment	10,000,000
KYMCO PIPE investment	10,000,000
ABIC sponsor stockholders (2)	8,000,000

Total shares outstanding at close	202,402,888

(1)	Excludes 12,500,000 Common Stock in estimated potential earn out shares as the price threshold for each tranche has not yet been triggered.
(2)
Shares presented are net of 2,000,000 Sponsor forfeited shares and includes 25,000 shares of Common Stock held by John Replogle and 25,000 shares of Common Stock held by George Serafeim, each in his individual capacity.

The following table reconciles the elements of the Business Combination to the Consolidated statement of cash flows for the year ended December 31, 2022 and the Consolidated statement of shareholders’ equity for the year ended December 31, 2022 (in thousands):

September 26, 2022
Cash - ABIC trust and cash, net of redemptions and ABIC transaction costs (1)	$13,849
Cash - Legacy LiveWire Equityholder PIPE Investment	100,000
Cash - KYMCO PIPE Investment	100,000
Cash - H-D Backstop	100,000
Less: transaction costs and advisory fees incurred by H-D	(20,132)

Net cash proceeds from Business Combination	293,717
Less: Non-cash fair value of Public Warrants and Private Placement Warrants	(13,420)

Net equity infusion from Business Combination	$280,297

(1)	Proceeds from ABIC consisted of the $34,230 thousand of cash in the ABIC trust account and $240 thousand of cash in an ABIC operating bank account, less $20,621 thousand of ABIC transaction costs.